Document and Entity Information	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity Registrant Name	MERITOR, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	1-15983
Entity Tax Identification Number	38-3354643
Entity Address, Address Line One	2135 W MAPLE ROAD
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084-7186
City Area Code	248
Local Phone Number	435-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001113256
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	MTOR
Security Exchange Name	NYSE